Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity
Schedule of stock options activity

		Weighted
		Average
	Number of	Exercise
	Options	Price
Outstanding, December 31, 2023	—	$—
Granted	803,646	12.11
Forfeited	—	—
Outstanding, June 30, 2024	803,646	$12.11

Exercisable, June 30, 2024	629,344	$12.11

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2023	—	$—	—	$—
Outstanding, June 30, 2024	803,646	$12.11	9.99	$—

Exercisable, June 30, 2023	629,344	$12.11	9.99	$—

Schedule of the key assumptions used in valuing the unvested options

	As of
	June 24, 2024
Stock Price	$12.11
Exercise Price	$12.11
Volatility	105.00%
Risk free rate of return	4.46%
Expected term (in years)	3	years